Income Taxes (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Existing tax rate	16.50%
Description of standard corporate income tax	Subsidiaries in Thailand are subject to corporate income tax on taxable profits earned in Thailand. The standard corporate income tax rate is 20%. For small and medium enterprises (“SMEs”), a progressive tax rate applies: profits not exceeding 300,000 Thai Baht are exempt from tax; profits between 300,001 and 3,000,000 Thai Baht are taxed at 15%; and profits exceeding 3,000,000 Thai Baht are taxed at 20%
Enterprise income tax	25.00%	25.00%
Exempted tax rate	25.00%
PRC [Member]
Income Taxes [Line Items]
Percentage of income tax rate	25.00%
Percentage of statutory rate	25.00%
Hong Kong [Member]
Income Taxes [Line Items]
Profit amount (in Dollars)	$ 2,000
Percentage of income tax rate	8.25%
China [Member] | PRC [Member]
Income Taxes [Line Items]
Percentage of income tax rate	10.00%